Financial statements preparation (Policies)	12 Months Ended
Sep. 30, 2025
Financial statements preparation
Basis of accounting
(i)	Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

●	The requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
●	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
●	The Corporations Act 2001.

Westpac Banking Corporation is domiciled and incorporated in Australia and is a for-profit entity for the purposes of preparing these financial statements.

The financial report also complies with International Financial Reporting Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Westpac has elected to apply ASIC Corporations (Parent Entity Financial Statements) Instrument 2021/195 and has presented both Parent Entity and Group financial statements in the financial report.

Historical cost convention
(ii)	Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

Standards adopted during the year ended 30 September 2025
(iii)	Standards adopted during the year ended 30 September 2025

No new accounting standards have been adopted by the Group for the year ended 30 September 2025. There have been no amendments to existing accounting standards that have had a material impact to the Group or the Parent Entity.

Business combinations
(iv)	Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

Foreign currency translation
(v)	Foreign currency translation

Functional and presentation currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy they operate in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates.

The resulting exchange differences are recognised in the foreign currency translation reserve in OCI.

Where Westpac hedges the currency translation risk arising from net investments in foreign operations, the gains or losses on the hedging instruments are also reflected in OCI to the extent the hedge is effective. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

Comparative revisions	(vi)Comparative revisions Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.
Critical accounting assumptions and estimates

b.Critical accounting assumptions and estimates

Applying Westpac’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

Note 10         Provision for expected credit losses (ECL)

Note 22         Fair values of financial assets and financial liabilities

Note 25         Provisions, contingent liabilities, contingent assets and credit commitments

Geopolitical developments including in relation to international trade and tariff policies, global tensions and continuing global military conflict, have led to heightened uncertainty as to future economic forecasts and potential impacts on the Group and its customers. Responding to this heightened uncertainty, the Group has increased the weighting of the downside scenario used in the estimate of expected credit losses from 42.5% to 47.5% (refer to Note 10 for further details).

Impact of climate-related risks

Impact of climate-related risks

Westpac has considered the potential risk of climate change on its financial statements including both physical risks and transition risks. Westpac has concluded that based on the information and methodologies currently used, climate-related risks did not have a material impact on the judgements, assumptions and estimates for the year ended 30 September 2025. This conclusion also reflects that the most significant impacts of climate change are expected to mostly occur beyond the expected life of our exposures.

Key considerations in reaching this conclusion included assessing Westpac’s exposure to:

●	higher transition risk industries as a proportion of overall credit exposures; and
●	physical risks that may arise from changing weather patterns and extreme weather events.

Climate change represents a significant source of uncertainty in the medium to long term which may affect our financial statements in the future. Measuring the financial impact of climate change continues to evolve and Westpac will continue to improve its climate scenario analysis and stress testing modelling to assess these potential impacts.

Details of the provision for ECL, including overlays held in relation to climate-related risks, are provided in Note 10.

Future developments
c.	Future developments
(i)	Accounting standards

AASB 9 Financial Instruments: Recognition and Measurement (AASB 9) became effective for the Group for the financial year ended 30 September 2019. When adopted, as permitted by the standard, the Group elected to continue to comply with the hedge accounting requirements under AASB 139. The Group intends to adopt the hedge accounting requirements of AASB 9 prospectively for the financial year beginning 1 October 2025. All the Group’s existing hedge accounting relationships will continue to qualify for hedge accounting. It is intended to introduce new hedge accounting relationships under AASB 9 for our foreign currency term funding over cross currency basis risk. This will result in associated costs of hedging being reflected in a new cost of hedging reserve (COHR) rather than through the income statement. The quantum of this impact will be based on the valuation of the derivatives at the time.

AASB 18 Presentation and Disclosure in Financial Statements (AASB 18) was issued on 7 June 2024 and will be effective for the 30 September 2028 year end unless early adopted. AASB 18 will replace AASB 101 Presentation of Financial Statements. This standard will not change the recognition and measurement of items in the financial statements, but will impact the presentation and disclosure in the financial statements, including:

●	new categories and subtotals in the income statement to enhance comparability;
●	enhancing the disclosure of management defined performance measures; and
●	changes to the grouping of information in the financial statements to provide more useful information.

Westpac is continuing to assess the impact of adopting AASB 18.

Note 1. Financial statements preparation (Continued)

AASB 2024-2 Amendments to Australian Accounting Standards – Classification and Measurement of Financial Instruments (AASB 2024-2) was issued on 29 July 2024 and is effective for the 30 September 2027 year end unless early adopted.

The amendments include:

●	changes to disclosures for investments in equity instruments designated at fair value through other comprehensive income and additional disclosures for financial instruments with contingent features that do not relate directly to basic lending risks and costs;
●	guidance on derecognition of financial liabilities criteria when using an electronic payments system; and
●	guidance on assessing contractual cash flow characteristics of financial assets with environmental, social and corporate governance (ESG) and similar features.

Westpac is continuing to assess the impact of adopting AASB 2024-2.

(ii)Other developments

AASB S1 General Requirements for Disclosure of Sustainability-related Financial Information (AASB S1) and AASB S2 Climate-related Disclosures (AASB S2) were issued by the AASB on 20 September 2024.

These standards are Australian Sustainability Reporting Standards which are issued by the AASB and set out the sustainability-related and climate-related financial disclosures for sustainability reports and general purpose financial reports. The main features of these standards are described below.

AASB S1

This Standard applies to reporting sustainability-related financial information across a range of possible sustainability topics, including climate-related financial disclosures that form part of an entity’s general-purpose financial reporting. It sets out general requirements for the presentation of those disclosures, guidelines for their structure and minimum requirements for their content (including disclosures on governance, strategy, risk management, and metrics and targets), the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors. AASB S1 is a voluntary standard and provides guidance on the application of AASB S2.

AASB S2

This standard sets out disclosure requirements in general purpose financial reports about climate-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital over the short, medium or long term. The main climate-related financial disclosure requirements relate to four key areas of governance, strategy, risk management, and metrics and targets. The standard also requires disclosures on scenario analysis and greenhouse gas emissions (Scope 1, 2 and 3). General requirements such as the conceptual foundations for reporting such information, the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors are also provided. The Group is continuing to progress the implementation of AASB S2 which becomes effective for the Group for the 30 September 2026 year end.

Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of Westpac.

Internally, Westpac uses an adjusted AAS measure of performance which excludes Notable Items in assessing the financial performance of its segments.

Notable Items are items that management believes are not reflective of Westpac’s ongoing business performance and are grouped into the following broad categories:

●
Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●
Net ineffectiveness on qualifying hedges
●
Large items that are not reflective of Westpac’s ordinary operations. In individual reporting periods large items may include:

–

Provisions for remediation, litigation, fines and penalties

–

The impact of asset sales and revaluations

–

The write-down of assets (including goodwill and capitalised software)

–

Restructuring costs

The performance of each operating segment reflects internal charges, transfer pricing adjustments and revenue and expenses resulting from inter-segment transactions. These are eliminated on consolidation in the Group Businesses segment. Inter-segment pricing is determined on an arm’s length basis.

Net interest income

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3.

Non-interest income

Non-interest income includes net fee income, net wealth management, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Westpac customer, Westpac assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where Westpac is acting as an agent for another party, the income earned by Westpac is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third-party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third-party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight-line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed; however, a component of interchange fees received is deferred as unearned income as Westpac has a future service obligation to customers under Westpac’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Trading income

●
Realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22); and
●
Net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.

Other income - dividend income

●
Dividends on quoted shares are recognised on the ex-dividend date; and
●
Dividends on unquoted shares are recognised when the Company’s right to receive payment is established.

Impairment charges

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions. Further details of the calculation of ECL and the critical accounting assumptions and estimates relating to impairment charges are included in Note 10.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:

●
Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 10);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security (refer to Note 26); and
●
Credit commitments: as a provision (refer to Note 25).

Uncollectable loans

A loan may become uncollectable in full or part if, after following Westpac’s loan recovery procedures, Westpac remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for ECL, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

Westpac may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

Income tax

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income. As the Bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

●
The initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
●
The initial recognition of goodwill in a business combination; and
●
Retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to owners of WBC by the weighted average number of ordinary shares on issue during the period. These numbers are adjusted for treasury shares and the dividends related to treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Note 14 and Note 31 for further information on the potential dilutive instruments.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Recognition

Financial assets and financial liabilities, other than regular way transactions, are recognised when Westpac becomes a party to the terms of the contract, which is generally on settlement date (the date payment is made or cash advanced). Purchases and sales of financial assets in regular way transactions are recognised on trade date (the date on which Westpac commits to purchase or sell an asset).

Derecognition

Financial assets are de-recognised when the rights to receive cash flows from the asset have expired, or when Westpac has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where Westpac has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, where Westpac retains control of the transferred asset, it will continue to be recognised in the balance sheet to the extent of Westpac’s continuing involvement in the asset.

Financial liabilities are de-recognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

The terms are deemed to be substantially different if the discounted present value of the cash flows under the new terms (discounted using the original effective interest rate) is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. Qualitative factors such as a change in the currency the instrument is denominated in, a change in the interest rate from fixed to floating and conversion features are also considered.

Classification and measurement basis

Financial assets

Financial assets are grouped into the following classes: cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans and other financial assets.

Financial assets are classified based on a) the business model within which the assets are managed, and b) whether the contractual cash flows of the instrument represent solely payment of principal and interest (SPPI).

Westpac determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model Westpac considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Debt instruments

If the debt instruments have contractual cash flows which represent SPPI on the principal balance outstanding they are classified at:

●
Amortised cost if they are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows; or
●
FVOCI if they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset; or
●
FVIS if they are held within a business model whose objective is achieved through selling the financial asset.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Continued)

Debt instruments are classified and measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce an accounting mismatch.

Equity securities

Equity securities are classified and measured at FVOCI where they:

●
Are not held for trading; and
●
An irrevocable election is made by Westpac.

Otherwise, they are measured at FVIS.

Financial liabilities

Financial liabilities are grouped into the following classes: collateral received, deposits and other borrowings, other financial liabilities, derivative financial instruments, debt issues and loan capital.

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS, otherwise they are measured at FVIS.

Financial assets and financial liabilities measured at FVIS are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus or minus directly attributable transaction costs, respectively.

Further details of the accounting policy for each category of financial asset or financial liability mentioned above are set out in the note for the relevant item.

Westpac’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 22.

Loans

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provision for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross in the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

Provisions for expected credit losses

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 9 and Note 17);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Note 17 and Note 26); and
●
Credit commitments: as a provision (refer to Note 25).

Measurement

Westpac calculates the provision for ECL based on a three-stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counterparty will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●
Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

Financial assets in Stage 3 are those that are in default. This is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets. A default occurs when:

●
Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by Westpac to actions such as realising security. Indicators include a breach of contract with Westpac such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis; or
●
The customer is more than 90 days past due on any material credit obligation.

A provision for lifetime ECL is recognised on these financial assets.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis or calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit),

Note 10.Provision for expected credit losses (Continued)

Westpac’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward-looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, Westpac’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement which is based on the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure.

Westpac does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator. In addition, providing a program-managed customer with a hardship arrangement or downgrading a transaction-managed exposure to a performing but weak credit risk grade of E (watchlist) or worse is generally treated as an indication of a SICR. Note 11.2 provides further details on the Group’s credit risk rating system.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. Westpac considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●
Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●
Upside scenario

This scenario represents a modest improvement on the base case scenario.

●
Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the base case scenario. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact ECL across all portfolios from the reporting date.

The three macroeconomic scenarios are probability weighted and together represent Westpac’s view of the forward looking distribution of potential loss outcomes. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Deposits and other borrowings

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest method. Non-interest bearing relates to instruments which do not carry an entitlement to interest.

Debt issues

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in Westpac.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest method.

Loan Capital

Loan capital are instruments issued by Westpac which qualify for inclusion as regulatory capital under the standards issued by the prudential regulator in the relevant jurisdiction. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest method. Interest expense incurred is recognised in net interest income.

Trading securities and financial assets measured as FVIS

Trading securities

Trading securities include portfolios of actively traded debt and equity instruments, pledged instruments and instruments acquired for sale in the near term, including those backed by government and semi-government securities. The instruments are measured at fair value.

As part of its trading activities, Westpac also lends and borrows securities on a collateralised basis. Securities lent remain on Westpac’s balance sheet and securities borrowed are not reflected on Westpac’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a portfolio that is measured at fair value.

Other financial assets measured at FVIS

Other financial assets measured at FVIS include:

●
Non-trading portfolio securities measured at fair value where this eliminates or significantly reduces an accounting mismatch, or they are part of a group of instruments that are managed on a fair value basis;
●
Non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
●
Non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Fair value gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

Investment securities

Investment securities include debt securities and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 9.

Debt securities measured at FVOCI

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for interest income, impairment charges, FX gains and losses and fair value hedge adjustments which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost. Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 6 and Note 10 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest method and are presented net of any provision for ECL, determined using the ECL model.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, Westpac does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Other financial liabilities

Other financial liabilities include liabilities measured at amortised cost as well as liabilities which are measured at FVIS. Financial liabilities measured at FVIS include:
● Trading liabilities (i.e. securities sold short); and
● Liabilities designated at FVIS (i.e. certain repurchase agreements). Refer to Note 22 for balances measured at fair value and amortised cost. Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised in the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Investment securities’).

The cash consideration received is recognised as a liability (‘Repurchase agreements’). Repurchase agreements are designated at fair value where this eliminates or significantly reduces an accounting mismatch, or they are part of a group of instruments that are managed on a fair value basis. Otherwise they are measured on an amortised cost basis.

Where a repurchase agreement is designated at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Derivative financial instruments

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

Westpac uses derivative financial instruments for meeting customers’ needs, our Asset and Liability Management (ALM) activities, and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges. These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding Westpac’s ALM activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through OCI and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in OCI. It is amortised to net interest income over the period in which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in OCI is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge FX risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through OCI.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in OCI is immediately recognised in non-interest income.

Fair values of financial assets and financial liabilities

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument or when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by Westpac employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
● Product type;
● Depth of market activity;
● Maturity of market models; and
● Complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

● Standard industry practice;
● Economic models; and
● Observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect Westpac’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments (CVA) and funding valuation adjustments (FVA).

Offsetting financial assets and financial liabilities

Financial assets and liabilities are presented net in the balance sheet when Westpac has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the following tables.

Intangible assets

Indefinite life intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:
(i) The consideration paid; over
(ii) The net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment. An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

Westpac’s CGUs represent the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. They reflect the level at which Westpac monitors and manages its operations.

Brand names

Brand names acquired in a business combination, including St.George, BT and BankSA, are initially recognised at cost. As these assets have been assessed as having indefinite useful lives they are not amortised but tested for impairment at least annually or whenever there is an indication of impairment. The useful life of each brand name intangible asset is also reviewed each period to determine whether events and circumstances continue to support the indefinite useful life assessment.

Finite life intangible assets
Finite life intangibles, such as computer software, are recognised initially at cost and subsequently at amortised cost less any impairment.
Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)

Provisions, contingent liabilities, contingent assets and credit commitments

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the provision is discounted to present value using assumptions for expected employee service, utilisation and average salary increases.

Provisions carried for long service leave are supported by an independent actuarial report.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

Westpac is committed to provide facilities and guarantees as explained below. The provision for ECL is calculated using the methodology described in Note 10.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to Westpac (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

Westpac enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events.

Shareholders' equity

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within Westpac. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of Westpac’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve

This reserve comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to the income statement when the asset is disposed.

Equity securities at FVOCI reserve

This reserve comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Cash flow hedge reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relate to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for Westpac consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Investments in subsidiaries and associates

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When Westpac ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in Westpac’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Westpac entities are eliminated on consolidation.
Associates

Associates are entities in which Westpac has significant influence, but not control, over the operating and financial policies. Westpac accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by Westpac’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in the associate.

Structured entities

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 29. If Westpac does not control a structured entity then it will not be consolidated.

Share-based payments

Westpac enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. Westpac’s significant arrangements are equity-settled, as Westpac is not obliged to settle in cash.
Share rights

Share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair values of share rights are estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share rights excludes non-market vesting conditions such as employees’ continuing employment by Westpac. The non-market vesting conditions are instead incorporated in estimating the number of share rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Up to 1 January 2023 share rights were issued under the Westpac Long Term Variable Reward Plan (LTVR) and Westpac Performance Plan (WPP). From 1 January 2023 share rights have been issued under the Equity Incentive Plan (EIP). Refer below for further details.

Restricted shares

Restricted shares are accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Up to 1 January 2023 restricted shares were issued under the Restricted Share Plan (RSP). From 1 January 2023 restricted shares have been issued under the Equity Incentive Plan (EIP). Refer below for further details.

Equity Incentive Plan (EIP)

The Equity Incentive Plan (EIP) was introduced effective 1 January 2023 and is a consolidated plan that replaced the RSP, WPP and LTVR plans. Existing allocations under the RSP, WPP and LTVR continue to be governed by their respective plan rules, however, all grants from 1 January 2023 are made under the EIP. Securities issued under the EIP include restricted shares, unhurdled share rights, performance rights and restricted rights. The underlying terms of the EIP are similar to RSP, WPP and LTVR and are accounted for as equity-settled arrangements in line with the share rights and restricted shares specified above.

In respect of the above mentioned plans, the Board has discretion to adjust unvested allocations, including to zero, in specified circumstances. Clawback may also apply to vested awards, to the extent legally permissible and practicable.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares purchased on market or issued to satisfy the obligation to employees is recognised in equity.

Superannuation commitments

Westpac recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.

Notes to the cash flow statements

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.